Fees Summary	Nov. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,344,000
Previously Paid Amount	0.00
Total Fee Amount	205.77
Total Offset Amount	0.00
Net Fee	205.77
Narrative - Max Aggregate Offering Price	$ 1,344,000
Final Prospectus	true